Financial instruments (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments Tables [Abstract]
Fair value of foreign exchange contracts [Table Text Block]
At December 31,	2013	2012	Balance Sheet Account
Non-designated hedging instruments:
Assets	$3	$—	Other current assets
Liabilities	$4	$2	Other current liabilities

Gains (losses) recognized on derivative financial instruments [Table Text Block]
Year Ended December 31,	2013	2012	2011	Financial Statement Account

Non-designated hedging instruments	$2	$(4)	$2	Other items, net